Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12 - RELATED PARTY TRANSACTIONS

Lease Agreements

On March 1, 2014, Private Veea entered into a sublease agreement with NLabs Inc., an affiliate of the Company’s CEO that held approximately 35% of the Company’s outstanding capital stock at December 31, 2025, for office space for an initial term of five years. In 2018, Private Veea renewed the sublease for an additional five-year term, with all other terms and conditions of the sublease remaining the same. The renewal term expired February 28, 2024, and was subsequently extended to December 31, 2026. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of approximately $245,000 and $244,000 for the years ended December 31, 2025 and 2024, respectively, which was classified as general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income (loss). Accrued and unpaid rent expense included in the Company’s consolidated balance sheets was $1,958,400 as of December 31, 2025 and $1,713,600 as of December 31, 2024. On March 30, 2026 the outstanding accrued rent through such date in the total amount of $2,000,000, was converted into shares of the Company’s newly designated Series A Convertible Preferred Stock, par value $0.0001 per share. See Note 18 for further information regarding the Preferred Stock issuance.

In April 2017, Private Veea entered into a lease agreement with 83rd Street LLC to lease office space for an initial term of two years. The sole member of 83rd Street LLC is the Salmasi 2004 Trust. At December 31, 2024, the Salmasi 2004 Trust held approximately 8% of Veea’s outstanding capital stock. Veea’s CEO is the grantor of the Salmasi 2004 Trust. In 2018, Private Veea renewed the lease for an additional five-year term, with all other terms and conditions of the lease remaining the same. The renewal term expired February 28, 2024, and was subsequently extended to December 31, 2026. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of $288,000 and $281,000 for years ended December 31, 2025 and 2024, respectively, which is classified as general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income (loss). Accrued and unpaid rent expense included in the Company’s consolidated balance sheets was $2,232,000 and $1,944,000 as of December 31, 2025 and 2024, respectively. On March 30, 2026 the outstanding accrued rent through such date in the total amount of $2,323,600, was converted into shares of Series A Preferred. See Note 18 for further information regarding the Preferred Stock issuance.

Related Party Debt

At the Closing of the Business Combination, outstanding promissory notes evidencing loans made by NLabs to through the Closing (the “Related Party Notes”) in the aggregate amount, including accrued interest, of $15,739,897, were converted into shares of Common Stock at a price of $5.00 per share, which shares were not considered Existing Veea Shares and were in addition to the shares of Common Stock issued to holders of Existing Veea Shares. See Note 4 for further information regarding the conversion of the Related Party Notes.

During the year ended December 31, 2025, NLabs made loans to the Company in the aggregate principal amount of $5,511,000. Interest on the loans accrued at a rate of 10% per annum, calculated on the basis of a 365-day year. The Company satisfied the payment of a portion of the outstanding NLabs 2025 Notes, plus accrued interest, totaling an aggregate amount of $3,239,096, with the issuance of 3,239,096 shares of Common Stock with accompanying common warrants issued in the August 2025 Public Offering, based on the offering price of $1.00 per share.

From October 2025 through March 2026, NLabs made additional loans to the Company in the aggregate principal amount of $18,185,000 (collectively, the “NLabs Notes”) evidenced by certain promissory notes. Interest on the promissory notes accrue at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and accrued interest is payable upon the earlier of on demand and March 31, 2026. On March 30, 2026, $16,876,400 of the outstanding NLabs Notes, together with accrued interest of $406,056.94, were converted into shares of the Company’s newly designated Series A Convertible Preferred Stock, par value $100 per share. In connection with the conversion transaction, the remaining outstanding NLabs In connection with the conversion transaction, the remaining outstanding NLabs 2025 Notes were amended to adjust the face amount of each such note to give effect to an additional discount of 13.04%, in line with the White Lion Note Purchase Agreement and (ii) provide for the issuance of warrants to purchase 33,551,486 shares of Common Stock at an exercise price of $0.503 per share. See Note 18 for information regarding the Preferred Stock issuance.